Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.89%
Brazil–12.68%
Ambev S.A., ADR	7,405,469	$19,698,548
Arcos Dorados Holdings, Inc., Class A(a)	9,317,803	79,201,325
B3 S.A. - Brasil, Bolsa, Balcao	4,309,160	11,001,460
Multiplan Empreendimentos Imobiliarios S.A.	11,259,329	52,766,668
Raia Drogasil S.A.	5,920,900	28,961,241
Rede D’Or Sao Luiz S.A.(b)	3,274,900	20,579,814
TOTVS S.A.	3,772,700	22,347,988
		234,557,044
China–29.49%
Airtac International Group	936,000	32,101,359
China Mengniu Dairy Co. Ltd.	9,253,000	44,545,573
China Resources Beer Holdings Co. Ltd.	6,192,000	46,506,392
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	5,703,059	22,558,065
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	6,369,200	31,319,673
JD.com, Inc., ADR(c)	1,197,870	71,309,201
Meituan, B Shares(b)(d)	95,430	2,126,056
Prosus N.V.(d)	222,367	17,984,823
Tencent Holdings Ltd.	954,300	46,513,023
Tongcheng Travel Holdings Ltd.(b)(d)	22,288,000	50,674,237
Wuliangye Yibin Co. Ltd., A Shares	2,140,260	66,226,977
Yum China Holdings, Inc.	1,845,858	113,723,311
		545,588,690
Egypt–1.50%
Eastern Co. S.A.E.	14,250,488	8,452,011
Egyptian Financial Group-Hermes Holding Co.(d)	30,747,602	19,336,961
		27,788,972
France–2.06%
Bollore SE	6,808,819	38,047,225
Hungary–3.40%
Gedeon Richter PLC	2,790,740	62,963,911
India–4.79%
Emami Ltd.	3,709,319	20,112,064
HDFC Bank Ltd., ADR	1,017,245	68,521,623
		88,633,687
Indonesia–5.81%
PT Bank Central Asia Tbk	74,917,000	42,458,125
PT Kalbe Farma Tbk	319,828,200	44,006,612
PT Telkom Indonesia (Persero) Tbk	81,558,500	21,105,947
		107,570,684
Macau–0.65%
Galaxy Entertainment Group Ltd.	1,726,000	12,059,374
Mexico–11.88%
Bolsa Mexicana de Valores S.A.B. de C.V.	20,133,720	43,666,452
GMexico Transportes S.A.B. de C.V.	17,157,454	37,175,015
Shares		Value
Mexico–(continued)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	6,199,698	$56,533,291
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	645,638	11,146,303
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(c)	21,447,492	40,934,806
Wal-Mart de Mexico S.A.B. de C.V., Series V	7,738,710	30,312,910
		219,768,777
Nigeria–1.31%
Zenith Bank PLC	447,469,084	24,279,386
Philippines–5.70%
BDO Unibank, Inc.	26,261,172	59,332,094
SM Investments Corp.	613,590	10,383,762
SM Prime Holdings, Inc.	52,881,800	35,794,642
		105,510,498
Russia–0.00%
Detsky Mir PJSC(e)	6,640,610	7
Moscow Exchange MICEX-RTS PJSC(d)(e)	11,806,000	12
Sberbank of Russia PJSC(d)(e)	11,900,044	12
Sberbank of Russia PJSC, Preference Shares(e)	15,636,015	15
Yandex N.V., Class A(d)(e)	1,378,636	1
		47
South Africa–1.03%
Naspers Ltd., Class N	98,890	19,105,109
South Korea–4.61%
Douzone Bizon Co. Ltd.	335,094	9,575,780
LEENO Industrial, Inc.	116,138	16,247,349
Samsung Electronics Co. Ltd.	1,188,962	59,428,957
		85,252,086
Taiwan–8.02%
ASPEED Technology, Inc.	155,000	11,032,818
MediaTek, Inc.	1,396,000	33,828,578
Taiwan Semiconductor Manufacturing Co. Ltd.	4,348,000	76,708,250
Visual Photonics Epitaxy Co. Ltd.	8,979,000	26,763,535
		148,333,181
Turkey–1.11%
Haci Omer Sabanci Holding A.S.	9,859,536	20,521,194
United Arab Emirates–1.37%
Emaar Properties PJSC	16,658,100	25,254,176
Vietnam–0.48%
Vietnam Dairy Products JSC	2,723,148	8,961,733
Total Common Stocks & Other Equity Interests (Cost $1,478,149,289)		1,774,195,774
Money Market Funds–3.69%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(a)(f)	23,870,907	23,870,907

See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(a)(f)	17,045,533	$17,050,647
Invesco Treasury Portfolio, Institutional Class, 4.30%(a)(f)	27,281,036	27,281,036
Total Money Market Funds (Cost $68,202,590)		68,202,590
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.58% (Cost $1,546,351,879)		1,842,398,364
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.33%
Invesco Private Government Fund, 4.36%(a)(f)(g)	1,730,963	1,730,963
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.59%(a)(f)(g)	4,451,282	$4,452,617
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,183,580)		6,183,580
TOTAL INVESTMENTS IN SECURITIES—99.91% (Cost $1,552,535,459)		1,848,581,944
OTHER ASSETS LESS LIABILITIES–0.09%		1,607,121
NET ASSETS–100.00%		$1,850,189,065
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,452,871	$48,632,748	$(49,214,712)	$-	$-	$23,870,907	$214,039
Invesco Liquid Assets Portfolio, Institutional Class	11,276,948	34,737,678	(28,964,987)	(3,386)	4,394	17,050,647	142,211
Invesco Treasury Portfolio, Institutional Class	27,946,138	55,580,284	(56,245,386)	-	-	27,281,036	245,164
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,372,862	21,415,103	(34,057,002)	-	-	1,730,963	22,546*
Invesco Private Prime Fund	36,948,524	55,036,892	(87,534,868)	(3,198)	5,267	4,452,617	65,171*
Investments in Other Affiliates:
Arcos Dorados Holdings, Inc., Class A	73,318,658	-	(3,490,048)	9,662,923	(290,208)	79,201,325	291,719
Total	$188,316,001	$215,402,705	$(259,507,003)	$9,656,339	$(280,547)	$153,587,495	$980,850

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $104,699,780, which represented 5.66% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV Emerging Markets All Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$234,557,044	$—	$—	$234,557,044
China	185,032,512	360,556,178	—	545,588,690
Egypt	19,336,961	8,452,011	—	27,788,972
France	—	38,047,225	—	38,047,225
Hungary	—	62,963,911	—	62,963,911
India	68,521,623	20,112,064	—	88,633,687
Indonesia	—	107,570,684	—	107,570,684
Macau	—	12,059,374	—	12,059,374
Mexico	219,768,777	—	—	219,768,777
Nigeria	24,279,386	—	—	24,279,386
Philippines	—	105,510,498	—	105,510,498
Russia	—	—	47	47
South Africa	—	19,105,109	—	19,105,109
South Korea	—	85,252,086	—	85,252,086
Taiwan	—	148,333,181	—	148,333,181
Turkey	—	20,521,194	—	20,521,194
United Arab Emirates	—	25,254,176	—	25,254,176
Vietnam	—	8,961,733	—	8,961,733
Money Market Funds	68,202,590	6,183,580	—	74,386,170
Total Investments	$819,698,893	$1,028,883,004	$47	$1,848,581,944
Invesco EQV Emerging Markets All Cap Fund